Share capital and capital risk management - Summary of financial leverage ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Apr. 04, 2018	Apr. 03, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Leverage Ratio [Abstract]
Total borrowings and leases liabilities	$ 468,180	$ 304,767
Less: cash, bank balances and short term investments	(260,028)	(80,908)	$ (700)		$ (36,835)
Net debt	208,152	223,859
Total shareholders' equity	$ 603,716	$ 479,657		$ 273,585	$ 280,301	$ 273,360
Leverage ratio	34.00%	47.00%